            Annual Notice of Securities Sold Pursuant to Rule 24F-2
                                                        ------------------------
                                                             OMB APPROVAL
                           UNITED STATES                ------------------------
                 SECURITIES AND EXCHANGE COMMISSION     OMB Number:    3235-0456
                       Washington, D.C. 20549           Expires: August 31, 2000
                                                        Estimated average burden
                             FORM 24F-2                 hours per response.....1
                  Annual Notice of Securities Sold      ------------------------
                      Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
  1.  Name and address of issuer: State Street Research Income Trust
                                  One Financial Center
                                  Boston, MA 02111

--------------------------------------------------------------------------------
  2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]
--------------------------------------------------------------------------------
  3.  Investment Company Act File Number:     811-4559

      Securities Act File Number:             33-2697

--------------------------------------------------------------------------------
  4(a).  Last day of fiscal year for which this Form is filed:
         January 28, 2005
--------------------------------------------------------------------------------
  4(b).[ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

  Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
  4(c).[X] Check box if this is the last time the issuer will be filing this Form.

--------------------------------------------------------------------------------
  5.  Calculation of registration fee:

         (i)   Aggregate sale price of securities
               sold during the fiscal year pursuant
               to section 24(f):                                $ 240,681,140

         (ii)  Aggregate price of securities
               redeemed or repurchased during the
               fiscal year:                          $1,605,085,439

         (iii) Aggregate price of securities
               redeemed or repurchased during
               any prior fiscal year ending no
               earlier than October 11, 1995 that
               were not previously used to reduce
               registration fees payable to the
               Commission:                           $928,248,882

         (iv)  Total available redemption credits
               [add Items 5(ii) and 5(iii)]:                    $2,533,334,321

         (v)   Net sales -- if Item 5(i) is greater
               than Item 5(iv) [subtract Item 5(iv)
               from Item 5(i)]:                                  $          0
--------------------------------------------------------------------------------
         (vi)  Redemption credits available for
               use in future years                   $2,292,653,181
               --if Item 5(i) is less than
               Item 5(iv)[subtract Item 5(iv)
               from Item 5(i)]:
--------------------------------------------------------------------------------
         (vii) Multiplier for determining
               registration fee (See Instruction
               C.9):                                                 x.0001177

         (viii) Registration fee due [multiply
               Item 5(v) by Item 5(vii)] (enter "0"
               if no fee is due):                                    =$     0
--------------------------------------------------------------------------------
  6.  Prepaid Shares

      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
      ______________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __________

--------------------------------------------------------------------------------
  7.  Interest due -- if this Form is being filed more than 90 days after the
      end of the issuer's fiscal year (see Instruction D):           +$     0
--------------------------------------------------------------------------------
  8.  Total of the amount of the registration fee due plus any interest due
      [line 5(viii) plus line 7]:                                    =$     0
--------------------------------------------------------------------------------
  9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

                  Method of Delivery:
                           [ ]  Wire Transfer
                           [ ]  Mail or other means
--------------------------------------------------------------------------------
                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward T. Gallivan, Jr.
                          ---------------------------
                          Edward T. Gallivan, Jr., Assistant Treasurer
                          --------------------------------------------

Date    April 13, 2005
        --------------

  *Please print the name and title of the signing officer below the signature.